Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Warrants and Rights Note Disclosure [Abstract]
Summary of Warrant Activity

Following is a summary of the warrant activity during the three months ended March 31, 2025 and 2024:

	Number of Share Purchase Warrants	Weighted Average Exercise Price
Outstanding January 1, 2024	22,518,894	$1.35
Issued	—	—
Exercised	—	—
Expired	(4,838,707)	1.24
Outstanding March 31, 2024	17,680,187	$1.21

Outstanding January 1, 2025	17,732,764	$1.21
Issued	—	—
Exercised	—	—
Expired	—	—
Outstanding March 31, 2025	17,732,764	$1.21

The following is a summary of share purchase warrants activities during the years ended December 31, 2024 and 2023:

	Number of Share Purchase Warrants	Weighted Average Exercise Price
Outstanding January 1, 2023	19,633,911	$1.18
Issued	10,142,874	1.00
Exercised	(2,727,083)	0.48
Expired	(4,530,808)	0.99
Outstanding December 31, 2023	22,518,894	$1.35
Issued	—	—
Exercised	—	—
Expired	(4,786,130)	1.24
Outstanding December 31, 2024	17,732,764	$1.21

Schedule of Common Stock Share Purchase Warrants Outstanding and Exercisable

As of March 31, 2025, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
7,537,313	USD$1.50	1.08	April 29, 2026
10,195,451	USD$1.00	5.25	Jun 30, 2030
17,732,764

As of March 31, 2024, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
7,537,313	USD$1.50	2.33	April 29, 2026
10,142,874	USD$1.00	6.50	June 30, 2030
17,680,187

As of December 31, 2024, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
7,537,313	USD$1.50	1.33	April 29, 2026
10,195,451	USD$1.00	5.50	Jun 30, 2030
17,732,764

As of December 31, 2023, the following share purchase warrants were outstanding and exercisable:

Outstanding	Exercise Price	Remaining life (years)	Expiry Date
4,838,707	USD$1.24	0.24	March 28, 2024
7,537,313	USD$1.50	2.33	April 29, 2026
10,142,874	USD$1.00	6.50	June 30, 2030
22,518,894

Summary of Fair Value of Warrants

The fair value of the warrants were measured using the Monte Carlo pricing model. Significant inputs into the model as of August 2, 2023 are as follows:

Monte Carlo Assumptions	August 2, 2023

Exercise price	$1.00
Warrant expiration date	June 30, 2030
Stock price	$0.85
Interest rate (annual) (1)	4.21%
Volatility (annual) (2)	50.0%
Remaining term (years)	6.91
Annualized dividend yield (3)	0%